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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange
Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2012

ING Senior Income Fund

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Senior Income Fund

SEMI-ANNUAL REPORT

August 31, 2012

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	14
Portfolio of Investments	23
Additional Information	40

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ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Senior Income Fund (the "Fund") is a continuously offered, diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2012
Net Assets	$538,401,491
Total Assets	$760,761,898
Assets Invested in Senior Loans	$727,314,074
Senior Loans Represented	315
Average Amount Outstanding per Loan	$2,308,934
Industries Represented	33
Average Loan Amount per Industry	$22,039,820
Portfolio Turnover Rate (YTD)	37%
Weighted Average Days to Interest Rate Reset	38
Average Loan Final Maturity	59 months
Total Leverage as a Percentage of Total Assets	24.97%

PERFORMANCE SUMMARY

During the period ended August 31, 2012, the Fund's Class A shares distributed total dividends of $0.42, resulting in an average annualized distribution rate(1) of 6.88%. The Fund's Class I and W shares each distributed total dividends of $0.44, resulting in an average annualized distribution rate(1) of 7.15% and 7.13%, respectively. During the same period, the Fund's Class B and Class C shares each distributed total dividends of $0.39, resulting in an average annualized distribution rate(1) of 6.41% and 6.40%, respectively.

The Fund's total return for the period ended August 31, 2012, excluding sales charges and based on full reinvestment of dividends, for Class A, Class B, Class C, Class I and Class W was 5.97%, 5.72%, 5.71%, 6.12%, and 6.10%, respectively. For the same period, the S&P/LSTA Leveraged Loan Index (the "Index")(2) had a gross return of 3.85%.

MARKET REVIEW

The global senior loan market performed well during the six-month period despite myriad and evolving headwinds and a seemingly ubiquitous sense of uncertainty. The Index return for the period was more than twice the return recorded during the same period in 2011. The primary catalyst to favorable overall performance was market value gains attributable to rising loan prices, as demand for floating rate, secured corporate loans continued to generally outstrip new loan supply.

The economic terrain during the performance period can be best described as mixed bag, and one clouded by a diverse set of factors, including the now impending elections and "fiscal cliff" here in the United States, questions as to the depth and breadth of European economic weakness and the wildest of cards, growing doubt regarding the strength of the Chinese economy. Add to these

(1)  The distribution rate is calculated by annualizing dividends declared during the period using the 30/360 convention and dividing the resulting annualized dividend by the Fund's average month-end net asset value. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

TOP TEN SENIOR LOAN ISSUERS AS OF AUGUST 31, 2012 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Univision Communications, Inc.	2.0%	2.8%
Texas Competitive Electric Holdings Company LLC	1.7%	2.4%
PBL Media	1.4%	2.0%
Chrysler Group LLC	1.2%	1.7%
Delta	1.2%	1.7%
West Corp	1.1%	1.6%
Asurion, LLC	1.0%	1.4%
Caesars Entertainment Operating Company, Inc.	1.0%	1.4%
Wideopenwest Finance, LLC	0.9%	1.3%
Lawson Software, Inc.	0.9%	1.3%

factors the awkward task of attempting to handicap critical policy action on the part of the U.S. Federal Reserve and the European Central Bank, and you have an investment landscape that continues to only loosely track the fundamentals, thereby challenging even the most seasoned investor, regardless of the asset class.

Through it all, senior loans remained resilient, benefiting not only from the widespread pursuit of acceptable risk-adjusted yield, but strong underlying demand from investors seeking the traditional downside protections offered by loans: namely, a lien on the issuing company's assets and an adjustable interest coupon that provides a natural hedge against the impact of rising interest rates. That demand has come from a variety of sources, including the formation of new collateralized loan obligation transactions, traditional institutional investors such as pension funds and insurance companies and to some degree, cross-over buying from high yield bond fund managers. Retail investors also became more active in the senior loan category during the performance period, more fully recognizing that, given relatively high current yields, an actual increase in interest rates is not required to position loans as an attractive investment.

PORTFOLIO REVIEW

The Fund outperformed the Index for the six months ended August 31, attributable largely to favorable credit selection and a strong emphasis on attractive relative value within the loan category. The use of leverage for investment purposes, which has remained within our target range, also had a positive impact on returns during the period. Continuing a trend in place during the first part of the year, lower yielding loans were culled from the portfolio and replaced with those with wider credit spreads and, in virtually all cases, LIBOR(1) floors, i.e., a minimum LIBOR paid by the issuer pursuant to the underlying loan agreements. In addition, we reduced overall exposure to loans issued by borderline investment grade borrowers with credit ratings of BBB and strong BB as yields on these particular loans compressed to unacceptable levels. As of the end of this reporting period, the Fund had a weighted average nominal spread on loan assets of 4.55%, as compared to 4.16% as of February 29, 2012, and 3.56% as of August 31, 2011. The weighted average coupons, inclusive of LIBOR floors, for the same periods

TOP TEN INDUSTRY SECTORS AS OF AUGUST 31, 2012 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Health Care	10.1%	14.3%
Business Equipment & Services	8.8%	12.4%
Retailers (Except Food & Drug)	7.9%	11.2%
Electronics/Electrical	7.0%	9.8%
Publishing	5.0%	7.1%
Radio & Television	4.9%	6.9%
Telecommunications	4.7%	6.7%
Automotive	4.6%	6.5%
Utilities	4.4%	6.3%
Chemicals & Plastics	4.2%	5.9%

(1)  LIBOR stands for London Interbank Offered Rate, an average interest rate that leading commercial banks pay to borrow from other banks. LIBOR is a primary benchmark for short-term interest rates around the world.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Ratings Distribution as of August 31, 2012
Ba	34.8%
B	54.1%
Caa and below	6.9%
Not rated*	4.2%

under review were 5.75%, 5.37% and 4.50%, respectively. The Fund also reduced its exposure to non-U.S. loans, which typically do not carry public ratings by any of the major ratings agencies.

The Fund continues to be well diversified; the average issuer exposure at August 31 stood at 0.40%, while the average industry sector exposure closed the fiscal quarter at just over 3%. Both measures were relatively unchanged from the prior reporting period.

OUTLOOK AND CURRENT STRATEGY

We expect the senior loan market over the near term to largely follow the trends established in July/August, barring any major macro event. New loan fund creation and inflows to existing funds are likely to continue in the near future, thereby supporting loan demand and market prices. From the current vantage point, it appears growth in the U.S. economy is not strong enough to create a meaningful amount of new jobs, but sufficient for corporations to continue to improve profits (the Index averaged 12.1% EBITDA growth in the second quarter of 2012) and maintain reasonably healthy balance sheets. Therefore, near-term fundamental credit risk remains manageable in the eyes of most market observers, unless economic activity takes an unexpected and dramatic turn for the worse. All told, we continue to hold to our original estimate for full year 2012 loan returns in excess of the historical average. Of course, for this to occur, the oft-discussed and quite visible near-term headwinds facing the market must remain on the light side.

Jeffrey A. Bakalar Senior Vice President Managing Director ING Investment Management Co. LLC	Daniel A. Norman Senior Vice President Managing Director ING Investment Management Co. LLC

ING Senior Income Fund
September 24, 2012

Ratings distribution shows the percentage of the Fund's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment grade. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Net Returns for the Periods Ended August 31, 2012
	1 Year	3 Years	5 Years	10 Years	Since inception of Class I and W April 15, 2008
Including Sales Charge:
Class A(1)	11.15%	8.72%	2.96%	3.95%	—
Class B(2)	10.36%	8.54%	2.82%	3.92%	—
Class C(3)	12.33%	9.09%	2.97%	3.93%	—
Class I	14.30%	9.95%	—	—	5.67%
Class W	14.16%	9.93%	—	—	5.71%
Excluding Sales Charge:
Class A	13.98%	9.65%	3.48%	4.46%	—
Class B	13.36%	9.11%	2.97%	3.92%	—
Class C	13.33%	9.09%	2.97%	3.93%	—
Class I	14.30%	9.95%	—	—	5.67%
Class W	14.16%	9.93%	—	—	5.71%
S&P/LSTA Leveraged Loan Index(4)	10.52%	8.59%	5.53%	5.61%	6.52%

Total net returns reflect that ING Investments, LLC (the Fund's "Investment Adviser") may have waived, reimbursed or recouped fees and expenses otherwise payable by the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's future performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month-end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Return calculations for the period beginning April 2, 2001 through June 30, 2002, reflect no deduction of a front-end sales charge. Return calculations for the period beginning July 1, 2002 through October 10, 2004, reflect deduction of the maximum Class A sales charge of 4.75%. Return calculations with a starting date after October 11, 2004 are based on a 2.50% sales charge. There is no front-end sales charge if you purchase Class A common shares in an amount of $1 million or more. However, the shares will be subject to a 1.00% Early Withdrawal Charge ("EWC") if they are repurchased by the Fund within one year of purchase.

(2)  Class B maximum EWC is 3.00% in the first year, declining to 1.00% in the fifth year and eliminated thereafter.

(3)  Class C maximum EWC is 1.00% for the first year.

(4)  Source: S&P/Loan Syndications and Trading Association. The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the LSTA conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index. Since inception performance for the index is shown from May 1, 2008 for Class I and Class W common shares.

ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	30-Day SEC Yields(1)
	Class A	Class B	Class C	Class I	Class W
February 29, 2012	6.48%	6.16%	6.15%	6.90%	6.92%
August 31, 2012	6.77%	6.45%	6.45%	7.22%	7.21%
	Average Annualized Distribution Rates(2)
	Class A	Class B	Class C	Class I	Class W
February 29, 2012	5.78%	5.30%	5.29%	6.04%	6.02%
August 31, 2012	6.88%	6.41%	6.40%	7.15%	7.13%

(1)  Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the Securities Exchange Commission standardized yield formula for open-end investment companies.

(2)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Fund's average month-end net asset value. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Fund. This is not, and is not intended to be, a description of all risks of investing in the Fund. A more detailed description of the risks of investing in the Fund is contained in the Fund's current prospectus.

Credit Risk: The Fund invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Fund's common shares. If short-term market interest rates fall, the yield on the Fund will also fall. To the extent that the credit spreads on loans in the Fund experience a general decline, the yield on the Fund will fall and the value of the Fund's assets may decrease, which will cause the Fund's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Fund's use of leverage through borrowings or the issuance of preferred shares can adversely affect the yield on the Fund's Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. The Fund also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

Liquidity Risk: The Fund does not repurchase its shares on a daily basis and no market for the Fund's Common Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers of not more than 10% of its outstanding Common Shares. If more than the respective monthly repurchase offer of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates.

ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2012 (Unaudited)

ASSETS:
Investments in securities at value (Cost $753,890,883)	$743,578,388
Cash	541,335
Foreign currencies at value (Cost $100,557)	101,114
Receivables:
Investment securities sold	10,127,906
Fund shares sold	1,447,571
Dividends and interest	4,808,871
Other	862
Unrealized appreciation on foreign currency contracts	114,187
Reimbursement due from manager	7,787
Prepaid expenses	33,877
Total assets	760,761,898
LIABILITIES:
Payable for investment securities purchased	28,515,141
Notes payable	190,000,000
Accrued interest payable	52,157
Payable for investment management fees	494,012
Payable for administrative fees	61,752
Payable for shareholder service and distribution fees	217,711
Income distribution payable	1,843,824
Unrealized depreciation on foreign currency contracts	622,324
Accrued trustees fees	9,855
Other accrued expenses and liabilities	543,631
Total liabilities	222,360,407
NET ASSETS	$538,401,491
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$827,972,196
Undistributed net investment income	1,660,153
Accumulated net realized loss	(280,359,589)
Net unrealized depreciation	(10,871,269)
NET ASSETS	$538,401,491

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2012 (Unaudited) (continued)

Class A:
Net assets	$231,999,269
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	17,727,349
Net asset value and redemption price per share	$13.09
Maximum offering price per share (2.50%)(1)	$13.43
Class B:
Net assets	$3,849,528
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	294,997
Net asset value and redemption price per share(2)	$13.05
Class C:
Net assets	$262,028,702
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	20,047,734
Net asset value and redemption price per share(2)	$13.07
Class I:
Net assets	$29,433,650
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	2,254,551
Net asset value and redemption price per share	$13.06
Class W:
Net assets	$11,090,342
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	847,191
Net asset value and redemption price per share	$13.09

(1)  Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2012 (Unaudited)

INVESTMENT INCOME:
Dividends	$195,878
Interest	24,054,798
Amendment fees earned	217,474
Other	568,781
Total investment income	25,036,931
EXPENSES:
Investment management fees	2,987,341
Administration fees	373,418
Distribution and service fees:
Class A	289,935
Class B	33,727
Class C	1,002,520
Transfer agent fees:
Class A	95,693
Class B	2,788
Class C	110,349
Class I	11,098
Class W	5,381
Interest expense	1,429,030
Custodian fees	166,910
Professional fees	91,377
Trustees fees	11,040
Registration fees	37,950
Shareholder reporting expense	78,850
Miscellaneous expense	52,280
Total expenses	6,779,687
Less:
Net waived and reimbursed fees	(137,923)
Net expenses	6,641,764
Net investment income	18,395,167
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(7,469,338)
Foreign forward currency contracts	2,267,616
Foreign currency related transactions	(781,318)
Net realized loss	(5,983,040)
Net change in unrealized appreciation (depreciation) on:
Investments	18,592,463
Foreign forward currency contracts	(158,410)
Foreign currency related transactions	(15,257)
Unfunded commitments	(857)
Net change in unrealized appreciation (depreciation)	18,417,939
Net realized and unrealized gain	12,434,899
Increase in net assets resulting from operations	$30,830,066

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2012	Year Ended February 29, 2012
FROM OPERATIONS:
Net investment income	$18,395,167	$36,217,276
Net realized loss	(5,983,040)	(18,105,500)
Net change in unrealized appreciation (depreciation)	18,417,939	(27,802,144)
Increase (decrease) in net assets resulting from operations	30,830,066	(9,690,368)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(7,504,461)	(15,267,148)
Class B	(198,009)	(738,997)
Class C	(7,991,822)	(13,860,108)
Class I	(906,507)	(895,657)
Class W	(438,350)	(1,305,879)
Decrease in net assets from distributions to shareholders	(17,039,149)	(32,067,789)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,102,073	95,650,096
Reinvestment of distributions	6,629,538	13,034,865
	31,731,611	108,684,961
Cost of shares repurchased	(75,242,310)	(308,719,433)
Net decrease in net assets resulting from capital share transactions	(43,510,699)	(200,034,472)
Net decrease in net assets	(29,719,782)	(241,792,629)
NET ASSETS:
Beginning of year or period	568,121,273	809,913,902
End of year or period	$538,401,491	$568,121,273
Undistributed net investment income at end of year or period	$1,660,153	$304,135

See Accompanying Notes to Financial Statements

ING Senior Income Fund

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2012 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$21,334,080
Dividends received	195,878
Other income received	786,534
Interest paid	(1,458,910)
Other operating expenses paid	(5,084,856)
Purchases of securities	(281,030,827)
Proceeds on sale of securities	335,706,746
Net cash provided by operating activities	70,448,645
Cash Flows From Financing Activities:
Distributions paid to common shareholders	(10,101,344)
Proceeds from shares sold	24,577,110
Disbursements for shares repurchased	(75,242,310)
Net decrease in notes payable	(12,000,000)
Net cash flows used in financing activities	(72,766,544)
Cash Impact From Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	712
Cash
Net decrease in cash	(2,317,187)
Cash and foreign currency at beginning of year or period	2,959,636
Cash and foreign currency at end of year or period	$642,449
Reconciliation of Increase In Net Assets Resulting From Operations To Net Cash Provided By Operating Activities:
Increase in net assets resulting from operations	$30,830,066
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	(18,592,463)
Change in unrealized appreciation or depreciation on forward currency contracts	158,410
Change in unrealized appreciation or depreciation on unfunded commitments	857
Change in unrealized appreciation or depreciation on other assets and liabilities	15,257
Accretion of discounts on investments	(2,644,901)
Net amortization of premiums on investments	108,005
Net realized gain on sale of investments, forward foreign currency contracts and foreign currency related transactions	5,983,040
Purchases of securities	(281,030,827)
Proceeds from disposition of securities	335,706,746
Decrease in other assets	279
Increase in interest receivable	(183,822)
Decrease in reimbursement due from manager	33,081
Decrease in prepaid expenses	19,995
Decrease in accrued interest payable	(29,880)
Increase in payable for investment management fees	8,431
Increase in payable for administrative fees	1,054
Decrease in payable for shareholder service and distribution fees	(158)
Increase in accrued trustee fees	2,365
Increase in other accrued expenses	63,110
Total adjustments	39,618,579
Net cash provided by operating activities	$70,448,645
Non Cash Financing Activities
Receivable for shares sold	$1,447,571
Reinvestment of distributions	$6,629,538

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)
Class A
08-31-12	12.76	0.45		0.30	0.75	(0.42)	—	—	(0.42)	13.09	5.97
02-29-12	13.40	0.75		(0.75)	(0.00)**	(0.64)	—	—	(0.64)	12.76	0.13
02-28-11	12.60	0.52		0.89	1.41	(0.57)	—	(0.04)	(0.61)	13.40	11.52
02-28-10	8.74	0.50	*	4.01	4.51	(0.65)	—	—	(0.65)	12.60	52.65
02-28-09	13.21	0.77		(4.47)	(3.70)	(0.77)	—	—	(0.77)	8.74	(29.08	)(a)
02-29-08	15.57	1.04		(2.35)	(1.31)	(0.95)	(0.03)	(0.07)	(1.05)	13.21	(8.94)
02-28-07	15.56	1.01		0.02	1.03	(1.02)	—	—	(1.02)	15.57	6.84
02-28-06	15.59	0.78		(0.03)	0.75	(0.78)	—	—	(0.78)	15.56	4.96
02-28-05	15.47	0.55		0.18	0.73	(0.56)	(0.05)	—	(0.61)	15.59	4.80
02-29-04	14.83	0.61		0.69	1.30	(0.64)	(0.02)	—	(0.66)	15.47	8.93
02-28-03	14.92	0.69		(0.09)	0.60	(0.69)	—	—	(0.69)	14.83	4.15
Class B
08-31-12	12.72	0.44		0.28	0.72	(0.39)	—	—	(0.39)	13.05	5.72
02-29-12	13.36	0.72		(0.78)	(0.06)	(0.58)	—	—	(0.58)	12.72	(0.38)
02-28-11	12.57	0.43		0.91	1.34	(0.51)	—	(0.04)	(0.55)	13.36	10.92
02-28-10	8.71	0.45	*	4.00	4.45	(0.59)	—	—	(0.59)	12.57	52.11
02-28-09	13.17	0.70		(4.45)	(3.75)	(0.71)	—	—	(0.71)	8.71	(29.47	)(a)
02-29-08	15.53	0.96		(2.34)	(1.38)	(0.94)	(0.03)	(0.01)	(0.98)	13.17	(9.43)
02-28-07	15.53	0.92		0.02	0.94	(0.94)	—	—	(0.94)	15.53	6.26
02-28-06	15.57	0.70		(0.04)	0.66	(0.70)	—	—	(0.70)	15.53	4.37
02-28-05	15.45	0.47	*	0.18	0.65	(0.48)	(0.05)	—	(0.53)	15.57	4.28
02-29-04	14.82	0.53		0.69	1.22	(0.57)	(0.02)	—	(0.59)	15.45	8.33
02-28-03	14.92	0.62		(0.10)	0.52	(0.62)	—	—	(0.62)	14.82	3.57
Class C
08-31-12	12.74	0.42		0.30	0.72	(0.39)	—	—	(0.39)	13.07	5.71
02-29-12	13.38	0.68		(0.74)	(0.06)	(0.58)	—	—	(0.58)	12.74	(0.38)
02-28-11	12.58	0.48		0.87	1.35	(0.51)	—	(0.04)	(0.55)	13.38	10.99
02-28-10	8.73	0.45	*	3.99	4.44	(0.59)	—	—	(0.59)	12.58	51.87
02-28-09	13.19	0.71		(4.46)	(3.75)	(0.71)	—	—	(0.71)	8.73	(29.42	)(a)
02-29-08	15.55	0.96		(2.34)	(1.38)	(0.88)	(0.03)	(0.07)	(0.98)	13.19	(9.42)
02-28-07	15.55	0.93		0.01	0.94	(0.94)	—	—	(0.94)	15.55	6.25
02-28-06	15.58	0.70		(0.03)	0.67	(0.70)	—	—	(0.70)	15.55	4.44
02-28-05	15.46	0.47		0.18	0.65	(0.48)	(0.05)	—	(0.53)	15.58	4.28
02-29-04	14.82	0.53		0.70	1.23	(0.57)	(0.02)	—	(0.59)	15.46	8.40
02-28-03	14.92	0.62		(0.10)	0.52	(0.62)	—	—	(0.62)	14.82	3.57
Class I
08-31-12	12.73	0.47		0.30	0.77	(0.44)	—	—	(0.44)	13.06	6.12
02-29-12	13.37	0.71		(0.68)	0.03	(0.67)	—	—	(0.67)	12.73	0.38
02-28-11	12.54	0.63		0.84	1.47	(0.60)	—	(0.04)	(0.64)	13.37	12.05
02-28-10	8.67	0.51	*	4.01	4.52	(0.65)	—	—	(0.65)	12.54	53.19
04-15-08(4)-02-28-09	13.24	0.66		(4.61)	(3.95)	(0.62)	—	—	(0.62)	8.67	(30.38	)(a)
Class W
08-31-12	12.76	0.47		0.30	0.77	(0.44)	—	—	(0.44)	13.09	6.10
02-29-12	13.40	0.78		(0.75)	0.03	(0.67)	—	—	(0.67)	12.76	0.38
02-28-11	12.60	0.57		0.87	1.44	(0.60)	—	(0.04)	(0.64)	13.40	11.75
02-28-10	8.71	0.52	*	4.02	4.54	(0.65)	—	—	(0.65)	12.60	53.18
04-15-08(4)-02-28-09	13.24	0.65		(4.56)	(3.91)	(0.62)	—	—	(0.62)	8.71	(30.07	)(a)

	Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment						Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)(3)	Expenses (with interest and other fees related to revolving credit facility)(2)(3)	Net investment income (loss)(2)(3)	Expenses (before interest and other fees related to revolving credit facility)(3)		Expenses (with interest and other fees related to revolving credit facility)(3)		Net investment income (loss)(3)		Net assets, end of year or period	Portfolio Turnover
Year or period ended	(%)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
Class A
08-31-12	1.68	2.20	6.97	1.72		2.25		6.93		231,999	37
02-29-12	1.63	2.09	5.54	1.66		2.13		5.51		237,853	68
02-28-11	1.52	1.93	4.27	1.51		1.92		4.28		400,327	64
02-28-10	1.46	1.82	4.44	1.61	(5)	1.97	(5)	4.29	(5)	455,482	39
02-28-09	1.61	2.81	6.52	1.71		2.91		6.42		278,225	10
02-29-08	1.53	2.81	6.85	1.53		2.81		6.85		595,017	56
02-28-07	1.50	2.56	6.42	1.48		2.54		6.44		998,140	57
02-28-06	1.50	2.20	4.98	1.48		2.18		5.00		918,621	82
02-28-05	1.34	1.45	6.49	1.35		1.46		3.48		736,740	82
02-29-04	1.36	1.43	3.84	1.46		1.53		3.74		172,975	72
02-28-03	1.42	1.63	4.88	1.57		1.78		4.73		11,106	60
Class B
08-31-12	2.18	2.70	6.41	2.47		3.00		6.12		3,850	37
02-29-12	2.13	2.59	5.01	2.41		2.87		4.73		10,670	68
02-28-11	2.02	2.42	3.75	2.26		2.66		3.51		24,293	64
02-28-10	1.96	2.32	4.04	2.36	(5)	2.72	(5)	3.64	(5)	34,655	39
02-28-09	2.11	3.31	6.02	2.46		3.66		5.67		32,838	10
02-29-08	2.04	3.35	6.36	2.29		3.60		6.11		75,885	56
02-28-07	2.00	3.06	5.91	2.23		3.29		5.68		111,749	57
02-28-06	1.99	2.69	4.45	1.97		2.67		4.47		120,254	82
02-28-05	1.87	1.94	2.93	2.13		2.19		2.67		125,200	82
02-29-04	1.87	1.97	3.47	2.22		2.31		3.13		62,852	72
02-28-03	1.91	2.09	4.12	2.31		2.49		3.72		17,648	60
Class C
08-31-12	2.18	2.70	6.47	2.22		2.75		6.42		262,029	37
02-29-12	2.13	2.59	5.11	2.16		2.63		5.08		273,361	68
02-28-11	2.02	2.43	3.78	2.01		2.42		3.79		354,965	64
02-28-10	1.96	2.32	3.98	2.11	(5)	2.47	(5)	3.83	(5)	388,111	39
02-28-09	2.11	3.31	6.02	2.21		3.41		5.92		280,599	10
02-29-08	2.04	3.35	6.35	2.04		3.35		6.35		625,516	56
02-28-07	2.00	3.06	5.92	1.98		3.04		5.93		927,950	57
02-28-06	1.99	2.69	4.46	1.97		2.67		4.48		923,549	82
02-28-05	1.83	1.94	2.88	1.83		1.95		2.87		830,584	82
02-29-04	1.86	1.94	3.38	1.96		2.04		3.28		275,849	72
02-28-03	1.91	2.09	4.19	2.06		2.24		4.04		32,647	60
Class I
08-31-12	1.43	1.95	7.23	1.47		2.00		7.18		29,434	37
02-29-12	1.38	1.84	6.19	1.41		1.88		6.16		27,051	68
02-28-11	1.27	1.68	4.71	1.26		1.67		4.72		3,977	64
02-28-10	1.21	1.57	4.42	1.36	(5)	1.72	(5)	4.27	(5)	26	39
04-15-08(4)-02-28-09	1.26	2.46	6.87	1.36		2.56		6.77		2	10
Class W
08-31-12	1.43	1.95	7.21	1.47		2.00		7.16		11,090	37
02-29-12	1.38	1.84	5.82	1.41		1.88		5.79		19,186	68
02-28-11	1.27	1.68	4.52	1.26		1.67		4.53		26,353	64
02-28-10	1.21	1.57	4.47	1.36	(5)	1.72	(5)	4.32	(5)	27,950	39
04-15-08(4)-02-28-09	1.21	2.56	8.25	1.31		2.66		8.15		4,202	10

(1)  Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, on the dividend/distribution date. Total investment return does not include sales load.

(2)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following: Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets; Class B – 0.90% of Managed

Assets plus 1.20% of average daily net assets; Class C – 0.90% of Managed Assets plus 0.95% of average daily net assets; Class I – 0.90% of Managed Assets plus 0.20% of average daily net assets; and Class W – 0.90% of Managed Assets plus 0.20% of average daily net assets.

(3)  Annualized for periods less than one year.

(4)  Commencement of operations.

(5)  Includes excise tax fully reimbursed by the Investment Advisor.

*  Calculated using average amount of shares outstanding throughout the period.

**  Amount is less than $0.005 or more than $(0.005).

(a)  There was no impact on total return due to payments by affiliates.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Supplemental data
	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000's)	($)	($000's)	(000's)
Class A
08-31-12	190,000	3,830	199,174	17,727
02-29-12	202,000	3,810	208,126	18,644
02-28-11	183,000	5,430	158,805	29,876
02-28-10	108,000	9,390	94,368	36,155
02-28-09	152,000	5,080	288,762	31,849
02-29-08	544,000	3,484	426,164	45,039
02-28-07	237,000	10,171	404,137	64,122
02-28-06	389,000	6,519	325,044	59,029
02-28-05	163,000	1,251	34,767	47,252
02-29-04	—	—	20,771	11,180
02-28-03	47,000	689	17,655	749
Class B
08-31-12	190,000	3,830	199,174	295
02-29-12	202,000	3,810	208,126	839
02-28-11	183,000	5,430	158,805	1,818
02-28-10	108,000	9,390	94,368	2,758
02-28-09	152,000	5,080	288,762	3,768
02-29-08	544,000	3,484	426,164	5,760
02-28-07	237,000	10,171	404,137	7,195
02-28-06	389,000	6,519	325,044	7,742
02-28-05	163,000	1,251	34,767	8,043
02-29-04	—	—	20,771	4,068
02-28-03	47,000	689	17,655	1,191
Class C
08-31-12	190,000	3,830	199,174	20,048
02-29-12	202,000	3,810	208,126	21,454
02-28-11	183,000	5,430	158,805	26,522
02-28-10	108,000	9,390	94,368	30,843
02-28-09	152,000	5,080	288,762	32,152
02-29-08	544,000	3,484	426,164	47,406
02-28-07	237,000	10,171	404,137	59,679
02-28-06	389,000	6,519	325,044	59,402
02-28-05	163,000	1,251	34,767	53,316
02-29-04	—	—	20,771	17,841
02-28-03	47,000	689	17,655	2,202
Class I
08-31-12	190,000	3,830	199,174	2,255
02-29-12	202,000	3,810	208,126	2,126
02-28-11	183,000	5,430	158,805	297
02-28-10	108,000	9,390	94,368	2
04-15-08(2)-02-28-09	152,000	5,080	288,762	0 *
Class W
08-31-12	190,000	3,830	199,174	847
02-29-12	202,000	3,810	208,126	1,503
02-28-11	183,000	5,430	158,805	1,966
02-28-10	108,000	9,390	94,368	2,219
04-15-08(2)-02-28-09	152,000	5,080	288,762	482

(1)  Based on the active days of borrowing.

(2)  Commencement of operations.

*  Amount is less than 500.

See Accompanying Notes to Financial Statements

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2012 (Unaudited)

NOTE 1 — ORGANIZATION

ING Senior Income Fund (the "Fund"), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a continuously-offered, diversified, closed-end, management investment company. The Fund invests at least 80% of its net assets, plus the amount of any borrowings, for investment purposes, in U.S. dollar denominated, floating rate secured senior loans, which generally are not registered under the Securities Act of 1933 as amended (the "'33 Act"), and contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B and Class C shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has five classes of shares: A, B, C, I and W. Class A shares are subject to a sales charge of up to 2.50%. Class A shares purchased in excess of $1,000,000 are not subject to a sales charge but are subject to an Early Withdrawal Charge ("EWC") of 1.00% within one year of purchase. Class A shares are issued upon conversion of Class B shares eight years after purchase or through an exchange of Class A shares of certain ING Funds. Class B shares are subject to an EWC of up to 3.00% over the five-year period after purchase and Class C shares are subject to an EWC of 1.00% during the first year after purchase.

To maintain a measure of liquidity, the Fund offers to repurchase between 5% and 25% of its outstanding common shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not repurchase more than 25% of its outstanding common shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund's common shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees.

Class B common shares of the Fund are closed to new investment, provided that: (1) Class B common shares of the Fund may be purchased through the reinvestment of dividends issued by the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under their respective prospectuses, Class B common shares of the Fund may be acquired through exchange of Class B shares of other funds in the ING mutual funds complex for the Fund's Class B common shares.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Fund are normally valued at the average of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees (the "Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued. The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2012 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above. As of August 31, 2012, 100.0% of total loans were valued based on these procedures.

Prices from a pricing service may not be available for all loans and the Investment Adviser may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser that the Investment Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser and monitored by the Fund's Board through its Compliance Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board of the Fund. Investments in securities of sufficient credit quality, maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates fair value. To the extent the Fund invests in other registered investment companies, the Fund's NAV is calculated based on the current NAV of the registered investment company in which the Fund invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund's investments under these levels of classification is included following the Portfolio of Investments.

For the period ended August 31, 2012, there have been no significant changes to the fair valuation methodologies.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2012 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the Fund's Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured the Fund can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund's assets and liabilities. A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments.

B.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date.

C.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2012 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accepted accounting principles for investment companies. The Fund records distributions to its shareholders on the ex-dividend date.

D.  Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

G.  Forward Foreign Currency Contracts. The Fund has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2012 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended August 31, 2012, the Fund had an average quarterly contract amount on forward foreign currency contracts to sell of $43,940,329.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2012, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $272,832,083 and $311,189,384, respectively. At August 31, 2012, the Fund held senior loans valued at $727,314,074 representing 97.8% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Ascend Media (Residual Interest)	01/05/10	$—
Safelite Realty Corporation (30,003 Common Shares)	06/21/01	—
Supermedia, Inc. (42,369 Common Shares)	01/05/10	—
Total Restricted Securities excluding senior loans (fair value $298,680 was 0.06% of net assets at August 31, 2012)		$—

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Fund has entered into an investment management agreement ("Management Agreement") with the Investment Adviser to provide advisory and management services. The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund) ("Managed Assets"). The Fund is sub-advised by ING Investment Management Co. LLC ("ING IM"). Under the sub-advisory agreement, ING IM is responsible for managing the assets of the Fund in accordance with its investment objective and policies, subject to oversight by the Investment Adviser. Both ING IM and the Investment Adviser are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep") and affiliates of each other. ING Groep

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2012 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Adviser and its immediate affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, in a series of announcements beginning November 2010, ING Groep announced that it plans to pursue transactions to restructure certain businesses, including an initial public offering for its U.S. based insurance, retirement services, and investment management operations; and other transactions, which could include an initial public offering or other type of transaction, for its European based insurance and investment management operations and Asian based insurance and investment management operations. There can be no assurance that all or part of the restructuring plan will be carried out.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Fund, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser's loss of access to services and resources of ING Groep, which could adversely affect its businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Fund's advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Fund or its operations and administration.

The Fund has also entered into an Administration Agreement with ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep N.V., to provide administrative services. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund's Managed Assets.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund, except Class I and Class W, has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Investments Distributor, LLC (the "Distributor") is compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or Shareholder Servicing Fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class B	Class C
0.25%	1.00%	0.75%

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2012 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

During the period ended August 31, 2012, the Distributor waived 0.25% of the Service Fee on Class B shares only.

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage commissions, leverage expenses, other investment-related costs and extraordinary expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets
Class B — 0.90% of Managed Assets plus 1.20% of average daily net assets
Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets
Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets
Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets

The Investment Adviser may at a later date recoup from the Fund management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Fund.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

As of August 31, 2012, the amount of reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2013	2014	2015	Total
$—	$37,438	$330,068	$367,506

NOTE 7 — COMMITMENTS

The Fund has entered into a 364-day revolving credit agreement, collateralized by assets of the Fund, to borrow up to $250 million maturing May 17, 2013. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. There was $190 million of borrowings outstanding at August 31, 2012. Weighted average interest rate on outstanding borrowings was 1.24%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 24.97% of total assets at August 31, 2012. Prepaid arrangement fees are amortized over the term of the agreement. Average borrowings for the period ended August 31, 2012 were $199,173,913 and the average annualized interest rate was 1.42%.

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2012, the Fund had no unfunded loan commitments.

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2012 (Unaudited) (continued)

NOTE 10 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund. There were no earnings credits for the period ended August 31, 2012.

NOTE 11 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2012, the Fund held no subordinated loans or unsecured loans.

NOTE 12 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding
period ended	#	#	#	#
Class A
08-31-12	1,084,980	278,667	(2,280,206)	(916,559)
02-29-12	3,190,742	543,349	(14,966,435)	(11,232,344)
Class B
08-31-12	5,891	7,528	(557,135)	(543,716)
02-29-12	34,543	26,175	(1,039,640)	(978,922)
Class C
08-31-12	463,090	206,860	(2,076,528)	(1,406,578)
02-29-12	1,233,433	372,745	(6,674,235)	(5,068,057)
Class I
08-31-12	370,209	2,581	(243,789)	129,001
02-29-12	2,435,691	8,244	(615,865)	1,828,070
Class W
08-31-12	23,047	18,122	(697,398)	(656,229)
02-29-12	509,255	71,156	(1,042,960)	(462,549)
Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	($)	($)	($)	($)
Class A
08-31-12	13,982,438	3,597,826	(29,341,298)	(11,761,034)
02-29-12	41,440,010	6,941,966	(190,018,343)	(141,636,367)
Class B
08-31-12	75,584	96,823	(7,141,982)	(6,969,575)
02-29-12	445,621	334,071	(13,244,927)	(12,465,235)
Class C
08-31-12	5,971,885	2,667,504	(26,684,367)	(18,044,978)
02-29-12	15,884,677	4,744,958	(84,711,085)	(64,081,450)
Class I
08-31-12	4,777,276	33,379	(3,126,454)	1,684,201
02-29-12	31,167,027	105,831	(7,704,597)	23,568,261
Class W
08-31-12	294,890	234,006	(8,948,209)	(8,419,313)
02-29-12	6,712,761	908,039	(13,040,481)	(5,419,681)

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key

ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2012 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2012	Year Ended February 29, 2012
Ordinary Income	Ordinary Income
$17,039,149	$32,067,789

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 29, 2012 are detailed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

Undistributed Ordinary	Unrealized Appreciation/	Post-October Capital Losses	Capital Loss Carryforwards
Income	(Depreciation)	Deferred	Amount	Character	Expiration
$1,506,427	$(29,606,571)	$(5,997,220)	$(80,562,079)	Short-term	2016
			(133,167,631)	Short-term	2017
			(31,805,887)	Short-term	2018
			(1,697,387)	Short-term	None
			(20,479,255)	Long-term	None
			$(267,712,239)

The Fund's major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2007.

As of August 31, 2012, no provision for income tax is required in the Fund's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — SUBSEQUENT EVENTS

DIVIDENDS DECLARED

Subsequent to August 31, 2012, the Fund declared the following dividends from net investment income:

Class	Per Share Amount	Declaration Date	Record Date	Payable Date
A	$0.07386	Daily	Daily	October 1, 2012
B	$0.06854	Daily	Daily	October 1, 2012
C	$0.06858	Daily	Daily	October 1, 2012
I	$0.07650	Daily	Daily	October 1, 2012
W	$0.07650	Daily	Daily	October 1, 2012

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2012 (UNAUDITED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 135.1%
		Aerospace & Defense: 3.1%
1,200,000		Data Device Corp. (DDC), 1st Lien Term Loan, 7.500%, 06/15/18	$1,200,750	0.2
8,914,975		Delta, New Term Loan, 5.500%, 04/20/17	8,974,411	1.7
2,985,000		DigitalGlobe Inc., Term Loan B, 5.750%, 10/07/18	2,997,439	0.5
473,684		Forgings International Ltd., GBP 95mm Term Loan B2, 4.961%, 12/18/15	457,105	0.1
473,684		Forgings International Ltd., GBP 95mm Term Loan C2, 5.461%, 12/20/16	457,105	0.1
2,916,667		US Airways, Term Loan, 2.736%, 03/21/14	2,825,521	0.5
			16,912,331	3.1
		Automotive: 6.5%
682,354		Avis Budget Car Rental, LLC, Incremental Term Loan, 6.250%, 09/21/18	686,277	0.1
750,000	(1)	Avis Budget Car Rental, LLC, Term Loan C, 03/15/19	754,313	0.1
1,513,789		Avis Budget Car Rental, LLC, Tranche C Term Loan, 4.250%, 03/15/19	1,522,493	0.3
8,919,937		Chrysler Group LLC, Term Loan B, 6.000%, 05/24/17	9,088,301	1.7
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	5,061,750	Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/28/17	$4,973,169	0.9
	997,380	Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	877,694	0.2
	4,200,000	Goodyear Tire & Rubber Company (The), Second Lien Term Loan, 4.750%, 04/30/19	4,194,750	0.8
	4,944,721	KAR Auction Services, Inc., Term Loan B, 5.000%, 05/19/17	4,963,263	0.9
	2,666,250	Metaldyne, LLC, Term Loan B, 5.250%, 05/18/17	2,677,915	0.5
	3,810,567	Remy International, Inc., Term Loan B, 6.250%, 12/16/16	3,815,330	0.7
	596,131	Schrader International, Lux Term Loan, 6.250%, 04/30/18	600,602	0.1
	458,571	Schrader International, US Term Loan, 6.250%, 04/30/18	462,010	0.1
	492,500	UCI International, Inc., Term Loan B, 5.500%, 07/26/17	496,194	0.1
			35,112,311	6.5
		Beverage & Tobacco: 0.4%
	1,097,073	Clement Pappas, $230mm Term Loan, 6.501%, 08/14/17	1,097,073	0.2
EUR	838,069	Selecta, Term Loan B4, 2.670%, 06/28/15	742,389	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Beverage & Tobacco (continued)
SEK	661,141	Selecta, Term Loan B5, 4.520%, 02/07/15	$564,173	0.1
			2,403,635	0.4
		Brokers, Dealers & Investment Houses: 1.0%
	1,500,000	Nuveen Investments, Inc., 2nd Lien, 8.250%, 05/12/19	1,512,499	0.3
	1,000,000	Nuveen Investments, Inc., First-Lien Incremental Term Loan, 7.250%, 05/13/17	1,006,250	0.2
	2,636,835	Nuveen Investments, Inc., Term Loan Extended 2017, 5.953%, 05/12/17	2,649,031	0.5
			5,167,780	1.0
		Building & Development: 2.6%
EUR	1,094,459	Ahlsell AB, Term Loan B, 6.367%, 03/31/19	1,097,586	0.2
	6,340,420	Capital Automotive L.P., Term Loan, 5.250%, 03/11/17	6,372,122	1.2
	812,542	Custom Building Products, Inc., Term Loan, 5.750%, 03/19/15	811,527	0.2
	1,745,625	NCI Building Systems, Inc., Term Loan, 8.000%, 06/21/18	1,727,441	0.3
	1,000,000	NES Rentals Holdings, Inc., Extended Second Lien Term Loan, 13.250%, 10/23/14	988,333	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,793,000		Roofing Supply Group, Term Loan B, 6.500%, 05/31/19	$2,817,439	0.5
			13,814,448	2.6
		Business Equipment & Services: 12.4%
2,468,750		4L Holdings Inc., Term loan B, 6.753%, 05/06/18	2,431,719	0.4
994,259		Acosta, Inc., Term Loan B, 5.750%, 03/01/18	999,722	0.2
1,970,000		Advantage Sales & Marketing, Inc., First Lien Term Loan, 5.250%, 12/18/17	1,973,284	0.4
1,365,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.250%, 06/18/18	1,360,734	0.2
1,000,000		AlixPartners LLP, Second Lien Term Loan, 10.750%, 12/15/19	992,500	0.2
4,000,000		AlixPartners LLP, Term Loan B-2, 6.500%, 06/15/19	4,022,452	0.7
3,286,054		Avaya Inc., Term Loan B-3, 4.927%, 10/26/17	2,945,537	0.5
2,966,366		Catalent Pharma Solutions, Inc., Incremental USD Term Loan B-2, 5.250%, 09/15/17	2,984,905	0.6
2,486,667	(1)	CorpSource Finance Holdings, LLC, 1st Lien Term Loan, 6.625%, 04/28/17	2,403,779	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
727,764	(1)	CorpSource Finance Holdings, LLC, 2nd Lien Term Loan, 10.500%, 04/29/18	$651,349	0.1
1,603,252		First American Payment Systems, Term Loan, 6.750%, 10/04/16	1,611,269	0.3
5,000,000		First Data Corporation, Extended 2018 Dollar Term Loan, 4.237%, 03/23/18	4,736,080	0.9
1,750,000	(1)	Genpact International, Inc., Term Loan B, 08/31/19	1,754,375	0.3
5,994,275		Go Daddy Operating Company, LLC, 1st Lien Term Loan, 5.500%, 12/17/18	5,889,376	1.1
3,177,950		Information Resources, Inc., Term Loan B, 5.000%, 12/01/17	3,144,184	0.6
2,970,000		Mercury Payment Systems LLC, Term Loan B, 5.500%, 07/03/17	2,984,850	0.6
2,727,922	(1)	Property Data I, Inc., Term Loan B, 7.000%, 12/21/16	2,584,706	0.5
5,529,200		Quintiles Transnational Corp., Term Loan B, 5.000%, 06/08/18	5,561,452	1.0
1,400,000		Ship US Bidco, Inc. (RBS Worldpay), Term Loan B2 USD (size TBC), 5.250%, 10/15/17	1,404,813	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
650,332		U.S. Security Associates Holdings, Inc., $75mm Delayed Draw Term Loan, 6.000%, 07/28/17	$651,958	0.1
3,322,703		U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, 07/28/17	3,331,009	0.6
289,963		Verifone, Inc., Term Loan B, 4.250%, 12/31/18	290,869	0.1
3,559,461		Web.com Group, Inc., First Lien Term Loan, 7.000%, 10/28/17	3,565,395	0.7
8,500,000	(1)	West Corp, Term B-6 Facility, 06/30/18	8,534,910	1.6
			66,811,227	12.4
		Cable & Satellite Television: 4.6%
1,100,000		Atlantic Broadband, First Lien Term Loan, 5.250%, 03/29/19	1,106,416	0.2
6,054,825		Cequel Communications, LLC, Term Loan 2012, 4.000%, 02/08/19	6,051,580	1.1
1,995,000		Charter Communications Operating, LLC, Term Loan D, 4.000%, 04/30/19	1,997,805	0.4
1,975,000		Intelsat Jackson Holdings S.A., Term Loan B Facility, 5.250%, 04/02/18	1,987,697	0.4
1,960,000		Mediacom Broadband LLC, Term Loan F, 4.500%, 10/23/17	1,945,300	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Cable & Satellite Television (continued)
850,000	(1)	RCN Cable, Term Loan B, 08/16/16	$852,125	0.1
2,575,122		San Juan Cable LLC, '1st Lien, 6.000%, 06/09/17	2,575,122	0.5
1,500,000	(1)	WaveDivision Holdings LLC, Term Loan B, 09/28/19	1,506,094	0.3
6,950,000	(1)	Wideopenwest Finance, LLC, Term Loan, 6.250%, 07/05/18	6,965,207	1.3
			24,987,346	4.6
		Chemicals & Plastics: 5.9%
1,995,000		Ascend Performance Materials Operations LLC, Term Loan, 6.750%, 04/09/18	1,982,531	0.4
1,554,545		AZ Chem US Inc., Term Loan B, 7.250%, 12/19/17	1,571,549	0.3
1,419,429		Houghton International, Inc., Term Loan B1, 6.750%, 01/29/16	1,433,623	0.2
6,503,713	(1)	Ineos US Finance LLC, Cash Dollar Term Loan, 6.500%, 04/27/18	6,521,325	1.2
1,100,000		KLEOPATRA LUX 2 S.À. R.L, Tem Loan B, 6.750%, 12/21/16	1,104,125	0.2
2,000,000		Kronos Worldwide, Inc., Term Loan B, 5.750%, 06/01/18	2,010,000	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,692,000	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Synthetic LC (C3), 2.382%, 05/03/13	$1,632,780	0.3
451,379	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C4B, 4.249%, 05/05/15	435,581	0.1
984,456	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C7B, 4.250%, 05/05/15	945,078	0.2
561,992	Sonneborn, Inc., BV Tranche, 6.500%, 03/31/18	564,801	0.1
3,184,619	Sonneborn, Inc., US Tranche, 6.500%, 03/31/18	3,200,542	0.6
2,115,655	Styron S.A.R.L., Term Loan B, 8.000%, 08/02/17	1,981,161	0.4
5,240,362	Univar Inc., Term Loan B, 5.000%, 06/30/17	5,220,710	1.0
2,952,600	Vantage Specialties Inc., Term Loan B, 7.000%, 02/10/18	2,974,744	0.5
		31,578,550	5.9
	Clothing/Textiles: 0.7%
1,981,158	Targus Group, Inc., New Senior Secured Term Loan, 11.000%, 05/16/16	1,976,205	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Clothing/Textiles (continued)
	171,703	Totes Isotoner Corporation, Delayed Draw 1st Loan Term Loan, 7.293%, 07/07/17	$169,986	0.0
	1,655,605	Totes Isotoner Corporation, First Loan Term Loan, 7.251%, 07/07/17	1,639,049	0.3
			3,785,240	0.7
		Conglomerates: 1.3%
	4,512,128	Affinion Group, Inc., First Lien Term Loan, 5.000%, 10/10/16	3,844,707	0.7
	831,435	Spectrum Brands, Inc., Term Loan B, 5.000%, 06/17/16	835,741	0.2
	1,188,000	Waterpik, Term Loan, 6.751%, 08/10/17	1,188,000	0.2
	1,200,000	WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	1,203,000	0.2
			7,071,448	1.3
		Containers & Glass Products: 4.6%
	1,000,000	Consolidated Container Company LLC, Term Loan B, 6.250%, 07/07/19	1,010,000	0.2
	3,134,482	Husky Injection Molding Systems, Ltd, New Term Loan B, 5.750%, 06/30/18	3,154,072	0.6
	1,467,116	Pro Mach, Inc, Term Loan, 6.250%, 07/06/17	1,455,501	0.3
EUR	1,228,841	Reynolds Group Holdings Inc, Eur Term Loan, 6.750%, 02/09/18	1,235,370	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	6,394,805	Reynolds Group Holdings Inc, Term Loan C, 6.500%, 08/09/18	$6,491,616	1.2
	5,958,612	Reynolds Group Holdings Inc, US Term Loan, 6.500%, 02/09/18	6,011,108	1.1
EUR	616,420	Sealed Air Corporation, Euro Term Loan B, 5.500%, 10/03/18	620,657	0.1
	2,700,000	TricorBraun, Term Loan, 5.500%, 04/30/18	2,710,125	0.5
EUR	362,501	Xerium Technologies, Inc., Euro First Lien Term Loan, 6.250%, 05/22/17	355,251	0.1
	1,730,670	Xerium Technologies, Inc., USD First Lien Term Loan, 6.250%, 05/22/17	1,701,825	0.3
			24,745,525	4.6
		Cosmetics/Toiletries: 0.5%
	283,790	KIK Custom Products, Inc., $CAD First Lien Term Loan, 2.500%, 06/02/14	260,733	0.0
	1,650,368	KIK Custom Products, Inc., $US First Lien Term Loan, 2.500%, 06/02/14	1,516,275	0.3
	990,000	KIK Custom Products, Inc., Incremental First Lien Term Loan, 8.500%, 05/30/14	970,200	0.2
			2,747,208	0.5
		Drugs: 0.7%
	3,000,000	Jazz Pharmaceuticals Inc., term loan, 5.250%, 05/30/18	3,013,749	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Drugs (continued)
941,667	Prestige Brands, Term loan B, 5.268%, 01/31/19	$951,420	0.2
		3,965,169	0.7
	Ecological Services & Equipment: 0.9%
1,622,848	Valleycrest Companies, LLC, Extended Term Loan, 8.000%, 10/05/15	1,566,048	0.3
2,356,738	Waste Industries USA, Inc., Term loan, 4.750%, 03/17/17	2,359,684	0.5
698,250	WCA Waste Corporation, Term Loan B, 5.500%, 02/28/18	702,614	0.1
		4,628,346	0.9
	Electronics/Electrical: 9.8%
4,850,000	Attachmate Corporation, 1st Lien Term Loan, 7.250%, 11/15/17	4,882,131	0.9
4,378,000	Blackboard Inc., 1st Lien Term Loan B, 7.500%, 10/04/18	4,307,751	0.8
1,745,625	Blackboard Inc., 1st Lien Term Loan B-1, 7.500%, 10/04/18	1,717,615	0.3
1,000,000	Blackboard Inc., 2nd Lien Term Loan B, 11.500%, 10/01/19	931,250	0.2
4,860,950	Epicor Software Corporation, Term Loan B, 5.000%, 05/16/18	4,869,456	0.9
28,415	FCI International S.A.S., Term Loan A1, 2.841%, 09/30/12	28,344	0.0
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
25,983	FCI International S.A.S., Term Loan A2, 2.743%, 09/30/12	$25,766	0.0
4,987,500	Freescale Semiconductor, Inc., Incremental Term Loan B-2, 6.000%, 02/28/19	4,917,675	0.9
4,079,740	Freescale Semiconductor, Inc., Term Loan B-2, 4.496%, 12/01/16	3,923,078	0.7
1,584,917	Greeneden U.S. Holdings II, L.L.C., 1st Lien Term Loan, 6.750%, 01/31/18	1,606,709	0.3
2,000,000	Kronos Incorporated, Tranche B-1 second-lien term loan, 10.461%, 06/11/18	2,020,000	0.4
2,487,500	Kronos Incorporated, Tranche C first-lien term loan, 6.250%, 12/26/17	2,504,602	0.5
6,733,125	Lawson Software, Inc., Term Loan B (USD), 6.250%, 04/01/18	6,820,972	1.3
1,701,450	Open Link Financial, Inc., Term Loan, 7.750%, 10/28/17	1,707,830	0.3
2,670,782	Orbitz Worldwide, Inc., Term Loan, 3.232%, 07/25/14	2,567,957	0.5
1,035,000	RedPrairie Corporation, Term Loan B, 6.000%, 08/07/18	1,038,881	0.2
3,979,003	Sabre Inc., Extended Term Loan, 5.982%, 09/30/17	3,905,817	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
500,000	Sabre Inc., Incremental Term Loan, 7.250%, 12/27/17	$498,333	0.1
3,101,389	SS&C Technologies Inc., Term Loan B-1, 5.000%, 06/01/19	3,115,603	0.6
320,833	SS&C Technologies Inc., Term Loan B-2, 5.000%, 06/01/19	321,502	0.0
673,499	Travelport, Inc., Delayed Draw Term Loan extended, 4.961%, 08/21/15	623,173	0.1
499,179	Travelport, Inc., Term Loan B ($) Extended, 4.961%, 08/21/15	461,879	0.1
158,600	Travelport, Inc., Term Loan S (Synthetic LC Converted), 4.961%, 08/21/15	146,749	0.0
		52,943,073	9.8
	Equipment Leasing: 0.9%
2,614,653	Brand Services, Inc., Existing Sr Sec 1st Lien, 2.500%, 02/07/14	2,557,458	0.5
1,143,354	Brand Services, Inc., Incremental Sr Sec 1st Lien, 3.676%, 02/07/14	1,124,774	0.2
250,000	Brock Holdings, Inc., New 2nd Lien Term Loan, 10.000%, 03/16/18	248,750	0.0
1,149,706	Brock Holdings, Inc., New Term Loan B, 6.012%, 03/16/17	1,158,329	0.2
		5,089,311	0.9
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Financial Intermediaries: 2.7%
981,587		BNY ConvergEx Group, LLC, Eze Borrower Term Loan, 5.250%, 12/19/16	$927,599	0.2
2,234,712		BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.250%, 12/19/16	2,111,803	0.4
2,876,048		Fundtech, Term Loan, 7.500%, 11/15/17	2,894,023	0.5
1,979,545		MIP Delaware, LLC, Term Loan, 5.500%, 07/12/18	1,996,867	0.4
2,615,385		MoneyGram International, Inc., First Lien Term Loan, 4.250%, 11/17/17	2,591,684	0.5
4,000,000		Residential Capital, A-1 Term Loan, 5.000%, 11/15/13	4,028,332	0.7
			14,550,308	2.7
		Food Products: 1.6%
2,947,500		Advance Pierre Foods, First Lien Term Loan, 7.000%, 09/30/16	2,968,686	0.5
995,000		B&G Foods, Inc., Term Loan B, 4.500%, 11/15/18	1,001,841	0.2
2,088,795		NPC International, Term Loan (2012 refi), 5.250%, 12/28/18	2,120,127	0.4
2,600,000	(1)	Pinnacle Foods Holding Corporation, Term Loan F, 10/01/18	2,593,500	0.5
			8,684,154	1.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food Service: 2.7%
	2,731,579	Bojangles Restaurants, Inc., Term Loan, 8.000%, 08/17/17	$2,738,408	0.5
EUR	1,905,879	Burger King Corporation, Term Loan B EUR, 4.750%, 10/19/16	1,907,308	0.4
	1,711,968	Burger King Corporation, Term Loan B USD, 4.500%, 10/19/16	1,720,980	0.3
	733,160	DineEquity Inc., Term Loan B, 4.412%, 10/19/17	739,117	0.2
	2,244,375	Landry's Restaurants, Term Loan B, 6.500%, 04/30/18	2,271,377	0.4
	1,250,000	P.F. Chang's China Bistro, Inc., Term Loan B Facility, 6.250%, 06/30/19	1,264,062	0.2
	3,650,000	Wendy's International, Inc., Term Loan B, 4.750%, 05/15/19	3,675,408	0.7
			14,316,660	2.7
		Health Care: 14.3%
	766,150	Alere US Holdings, LLC, Incremental Term Loan B, 4.750%, 06/30/17	766,150	0.1
	3,970,000	Alere US Holdings, LLC, Term Loan B, 4.750%, 06/30/17	3,970,000	0.7
	997,500	Alere US Holdings, LLC, Term Loan B-2, 4.750%, 06/30/17	997,916	0.2
EUR	5,031,997	Bausch & Lomb, Inc., Euro term loan, 5.750%, 04/30/19	5,055,587	0.9
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,000,000	Bausch & Lomb, Inc., US term loan, 5.250%, 04/30/19	$2,009,576	0.4
1,500,000	BSN Medical, Facility B1, 6.000%, 08/31/19	1,510,000	0.3
991,875	CHG Medical Staffing, Inc., 1st lien term loan, 5.250%, 10/03/16	991,875	0.2
1,986,881	ConvaTec, Term Loan B USD, 5.750%, 12/22/16	1,992,470	0.4
3,283,438	DJO Finance LLC, Tranche B-3 Term Loan, 6.250%, 09/15/17	3,292,467	0.6
4,948,805	Drumm Corp., Term loan B, 5.000%, 05/04/18	4,763,225	0.9
995,006	Emdeon, Inc., Term B-1, 5.000%, 11/02/18	998,738	0.2
4,511,862	Emergency Medical Services Corporation, Term loan B, 5.250%, 05/25/18	4,522,204	0.8
2,358,779	Harlan Laboratories, Inc., Term Loan B, 3.830%, 07/11/14	2,187,768	0.4
1,370,625	HGI Holding, Inc., Senior Secured Term Loan B due 2016, 6.750%, 09/29/16	1,374,623	0.3
1,500,000	Hologic, Inc., Term Loan B, 4.500%, 07/31/19	1,512,188	0.3
3,315,587	Iasis Healthcare LLC, Term Loan B, 5.000%, 05/03/18	3,294,865	0.6
1,860,938	Immucor, Inc., Term B-1, 6.000%, 08/17/18	1,876,058	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
3,380,107	inVentiv Health Inc., Original term loan B, 6.500%, 08/04/16	$3,168,851	0.6
549,450	inVentiv Health Inc., Term B-3, 6.750%, 05/15/18	514,652	0.1
4,477,500	Kinetic Concepts, Inc., Term Loan B-1, 7.000%, 04/20/18	4,535,067	0.8
591,112	Medassets, Inc., Term Loan B, 5.250%, 11/16/16	594,807	0.1
957,412	Medpace IntermediateCo, Inc., Term loan B, 6.500%, 06/22/17	919,116	0.2
6,416,531	Onex Carestream Finance LP, Term Loan B, 5.000%, 02/25/17	6,282,188	1.2
1,990,000	Pharmaceutical Product Development, Inc., Bank Term Loan B, 6.250%, 11/30/18	2,017,776	0.4
1,745,625	Press Ganey, 1st Lien, 5.250%, 04/30/18	1,749,989	0.3
400,000	Press Ganey, 2nd Lien, 8.250%, 08/31/18	399,000	0.1
2,651,837	Rural/Metro Corporation, Term Loan B, 5.750%, 06/29/18	2,640,566	0.5
2,500,000	Select Medical Corporation, Incremental Term Loan, 5.500%, 06/01/18	2,475,000	0.5
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,847,634	Skilled Healthcare Group, Inc., New Term Loan, 6.750%, 04/08/16	$1,849,944	0.3
1,883,822	Surgical Care Affiliates LLC, Class B term loan, 4.461%, 12/30/17	1,843,005	0.3
881,100	Surgical Care Affiliates LLC, Incremental term loan, 5.500%, 06/29/18	870,086	0.2
1,995,000	United Surgical Partners International, Inc., New Tranche B, 6.000%, 04/01/19	1,999,987	0.4
2,400,000	Valeant Pharmaceuticals International, Inc., Series A Tranche B Term Facility, 4.750%, 02/13/19	2,412,000	0.4
76,531	Vantage Oncology Holdings, LLC, Delayed Draw term loan $25mm, 7.750%, 01/31/17	74,617	0.0
629,941	Vantage Oncology Holdings, LLC, Term loan, 7.750%, 01/31/17	614,192	0.1
850,000	Wolverine Healthcare Analytics, Term Loan B, 6.750%, 05/31/19	853,719	0.2
		76,930,272	14.3
	Home Furnishings: 0.7%
1,695,750	Monitronics International, Inc., Term Loan B, 5.500%, 03/31/18	1,711,647	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Home Furnishings (continued)
2,004,975	Protection One, Inc., Term Loan B, 5.750%, 03/31/19	$2,013,330	0.4
		3,724,977	0.7
	Industrial Equipment: 3.7%
2,493,755	Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended Term Loan, 5.500%, 05/31/16	2,494,795	0.5
4,300,000	Generac Power Systems, Inc., Term Loan B, 6.250%, 05/30/18	4,396,750	0.8
1,582,417	Goodman Global Inc., Term Loan B, 5.750%, 10/28/16	1,591,120	0.3
2,562,125	Rexnord Corporation/ RBS Global, Inc., USD Term Loan, 5.000%, 04/01/18	2,581,982	0.5
4,720,000	Schaeffler AG, Term Loan C2 USD, 6.000%, 01/31/17	4,746,550	0.9
900,000	Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, 05/09/18	897,750	0.2
2,977,500	Terex Corporation, Term Loan, 5.500%, 04/28/17	3,005,414	0.5
		19,714,361	3.7
	Insurance: 2.9%
2,400,000	AmWINS Group, Inc., 1st Lien Term Loan, 6.054%, 06/01/19	2,404,500	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,000,000		AmWINS Group, Inc., 2nd Lien Term Loan, 10.250%, 12/01/19	$997,917	0.2
862,838		Applied Systems Inc., First Lien Incremental, 5.500%, 12/08/16	860,680	0.2
1,588,907		Applied Systems Inc., First Lien, 5.500%, 12/08/16	1,588,411	0.3
350,000		Applied Systems Inc., Second Lien, 9.500%, 06/07/17	350,000	0.1
477,357		CCC Information Services Group, Inc., Term Loan B, 5.750%, 11/11/15	478,948	0.1
3,029,704		HMSC Corporation, 1st Lien Term Loan, 2.482%, 04/03/14	2,855,496	0.5
4,953,846		Sedgwick Holdings, Inc., Term Loan B-1, 5.000%, 12/30/16	4,953,846	0.9
583,500		USI Holdings Corp., Term Loan C, 7.000%, 04/15/14	586,170	0.1
680,000	(1)	USI Holdings Corp., Term Loan D, 05/05/14	681,700	0.1
			15,757,668	2.9
		Leisure Good/Activities/Movies: 3.2%
4,682,272		24 Hour Fitness Worldwide, Inc, Term Loan B, 7.500%, 04/22/16	4,729,095	0.9
2,493,750		Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B USD, 5.750%, 04/30/17	2,518,064	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Good/Activities/Movies (continued)
1,835,000		FGI Operating, Add-On Term Loan, 5.503%, 04/30/19	$1,845,322	0.3
1,516,436		Getty Images, Inc, Term Loan B, 5.250%, 11/07/16	1,521,011	0.3
3,487,614		SRAM, LLC, First Lien Term Loan, 4.776%, 06/07/18	3,502,831	0.6
357,500		SRAM, LLC, Second Lien Term Loan, 8.500%, 12/07/18	364,650	0.1
31,696		VNU, Non-Extended Term Loan, 2.241%, 08/09/13	31,765	0.0
2,795,000	(1)	Wilton Brands, Inc., Term Loan, 08/31/18	2,801,987	0.5
			17,314,725	3.2
		Lodging & Casinos: 4.7%
1,428,750		Audio Visual Services Corporation, 1st Lien Term Loan, 2.720%, 02/28/14	1,288,851	0.2
3,929,250		Boyd Gaming Corporation, Incremental Term Loan, 6.000%, 12/17/15	3,971,702	0.7
1,516,667		Caesars Entertainment Operating Company, Inc., Term Loan B4 (Incremental), 9.500%, 10/31/16	1,552,451	0.3
8,380,170		Caesars Entertainment Operating Company, Inc., Term Loan B6, 5.486%, 01/28/18	7,386,190	1.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,275,000		Caesars Octavius, LLC, Term Loan, 9.250%, 02/24/17	$1,247,109	0.2
358,183		Cannery Casino Resorts, LLC, Delay Draw Term Loan, 4.482%, 05/20/13	355,273	0.1
433,037		Cannery Casino Resorts, LLC, Term Loan B, 4.482%, 05/17/13	429,518	0.1
845,005	^,(2)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, -, 06/06/14	143,651	0.0
1,690,010	^,(2)	Fontainebleau Las Vegas, LLC, Term Loan, -, 06/06/14	287,302	0.1
950,683		Global Cash Access, Inc., Term Loan B, 7.000%, 03/01/16	961,378	0.2
2,303,137		Golden Nugget, Inc., 1st Lien Term Loan, 3.240%, 06/30/14	2,201,415	0.4
1,310,996		Golden Nugget, Inc., Delayed Draw Term Loan, 3.240%, 06/30/14	1,253,093	0.2
2,000,000		Hudson Hotel, Mortgage, 5.000%, 08/12/13	1,965,000	0.4
19,569		Seminole Tribe Of Florida, Term Loan B-2, 1.961%, 03/05/14	19,524	0.0
2,232,139		Station Casinos LLC, Term Loan B-1, 3.232%, 06/17/16	2,117,742	0.4
			25,180,199	4.7
		Nonferrous Metals/Minerals: 1.3%
3,000,000		Constellium Holdco BV, Term Loan B, 9.250%, 04/30/18	2,955,000	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Nonferrous Metals/Minerals (continued)
2,158,645	Fairmount Minerals, Ltd., Term Loan B, 5.250%, 03/15/17	$2,142,995	0.4
2,014,875	Noranda Aluminum Acquisition Corp., Term Loan B, 5.750%, 02/28/19	2,031,246	0.4
		7,129,241	1.3
	Oil & Gas: 2.0%
1,461,375	Crestwood Holdings LLC, Term Loan B, 9.750%, 03/30/18	1,483,905	0.3
2,000,000	Energy Transfer Equity, L.P., Term Loan, 3.750%, 03/15/17	1,979,062	0.3
4,151,595	FTS International, Inc. (fka FracTech), Term Loan (HoldCo), 6.250%, 05/06/16	3,671,197	0.7
3,781,000	Tervita (fka CCS Inc.), Add-On Term Loan, 6.500%, 11/14/14	3,807,781	0.7
		10,941,945	2.0
	Publishing: 7.1%
1,057,634	Caribe Media Inc., Term Loan, 10.000%, 11/18/14	679,530	0.1
5,997,280	Cengage Learning, Inc., Extended Term Loan B, 5.740%, 07/31/17	5,286,176	1.0
1,834,654	Cenveo Corporation, Term Loan B, 6.625%, 12/21/16	1,840,769	0.3
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,549,415		Dex Media East, LLC, Term Loan, 2.947%, 10/24/14	$981,942	0.2
	1,671,504		Dex Media West, LLC, Term Loan, 7.250%, 10/24/14	1,102,356	0.2
	760,873		Flint Group Holdings S.A.R.L., Term Loan B7 AEB, 5.974%, 12/31/16	719,025	0.1
	320,098		Flint Group Holdings S.A.R.L., Term Loan B7 AFB, 5.974%, 12/31/16	302,493	0.1
	2,122,344		Flint Group Holdings S.A.R.L., Term Loan B9 new add-on, 5.974%, 12/31/16	2,005,615	0.4
	1,155,731		Flint Group Holdings S.A.R.L., Term Loan C7, 5.974%, 12/31/16	1,092,166	0.2
	1,285,909		Intermedia Outdoor, Inc., 1st lien Term Loan, 3.211%, 01/31/13	1,170,177	0.2
EUR	1,970,462	(3)	Mediannuaire Holding, Term Loan B3 (extended), -, 10/12/15	444,450	0.1
EUR	2,138,013	(3)	Mediannuaire Holding, Term Loan C2 (extended Term Loan B3 lenders), -, 10/12/15	482,242	0.1
	1,748,234		Nelson Canada, '1ST LIEN-C$ 330 mm, 2.961%, 07/03/14	1,468,516	0.3
EUR	922,579		PagesJaunes Groupe SA, Term Loan A3, 3.638%, 09/11/15	733,450	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Publishing (continued)
AUD	12,379,588	PBL Media, Term Loan B, 6.055%, 02/05/13	$10,851,489	2.0
	2,135,599	Penton Media, Inc, Term Loan B, 5.000%, 08/01/14	1,652,420	0.3
	3,914,182	R.H. Donnelley Corporation, TERM LOAN, 9.000%, 10/24/14	2,309,367	0.4
	6,543,238	SuperMedia, Inc., Term Loan, 11.000%, 12/31/15	4,577,538	0.9
	1,515,303	Yell Group PLC, New Term Loan B (USD), 4.459%, 07/31/14	440,700	0.1
			38,140,421	7.1
		Radio & Television: 6.9%
	474,398	AR Broadcasting LLC, Term Loan, 5.570%, 02/20/22	391,379	0.1
	1,592,682	Barrington Broadcasting Group, Term loan B, 7.500%, 06/30/17	1,612,590	0.3
	4,921,330	Clear Channel Communications, Inc., Term Loan B, 3.882%, 01/28/16	3,834,725	0.7
	4,973,585	Cumulus Media Holdings Inc., First Lien Term Loan B, 5.750%, 09/17/18	4,998,453	0.9
	2,000,000	Cumulus Media Holdings Inc., Second Lien Term Loan B, 7.500%, 02/11/19	2,020,000	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,366,867		Entercom Communications Corporation, Term loan B, 6.250%, 11/22/18	$1,376,777	0.3
	578,647	(1)	Hubbard Radio LLC, 1st lien term loan B, 5.250%, 04/28/17	583,710	0.1
	995,000		LIN Television Corporation, Term Loan B, 5.000%, 01/01/18	1,003,706	0.2
	621,075		Nexstar Broadcasting, Inc., Term Loan B-Mission, 5.000%, 09/30/16	622,628	0.1
	1,465,191		Nexstar Broadcasting, Inc., Term Loan B-Nexstar, 5.000%, 09/30/16	1,468,854	0.3
	717,750		Raycom TV Broadcasting, LLC, Term Loan B, 4.500%, 05/31/17	714,161	0.1
EUR	1,886,999		TDF SA, Extended Term Loan B, 4.122%, 01/29/16	1,704,364	0.3
EUR	1,886,999		TDF SA, Term Loan C, 2.372%, 01/29/16	1,704,364	0.3
	15,543,298		Univision Communications, Inc., Extended Term Loan, 4.482%, 03/31/17	15,071,450	2.8
				37,107,161	6.9
			Retailers (Except Food & Drug): 11.2%
	5,174,000		Academy Ltd., Term Loan, 6.000%, 08/03/18	5,197,712	1.0
	1,700,000		Ascena Retail Group, Inc., Term Facility, 4.750%, 06/11/18	1,715,584	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Retailers (Except Food & Drug) (continued)
	3,995,937	Bass Pro Group, LLC, Term Loan B, 5.250%, 06/13/17	$4,030,902	0.8
	6,554,231	BJs Wholesale Club, First Lien Term Loan (2012 refi), 5.250%, 09/27/18	6,599,292	1.2
	2,062,500	BJs Wholesale Club, Second Lien Term Loan, 10.000%, 03/27/19	2,120,508	0.4
	3,974,096	Guitar Center, Inc., Extended Term Loan, 5.720%, 04/10/17	3,745,585	0.7
	2,750,000	Harbor Freight Tools USA, Inc., Senior Secured Term Loan, 5.500%, 05/15/19	2,761,687	0.5
	3,674,226	Jo-Ann Stores, Inc., Term Loan B, 4.750%, 03/16/18	3,663,508	0.7
	3,667,804	Lord & Taylor, Term Loan Facility, 6.308%, 01/09/18	3,697,605	0.7
EUR	256,143	Maxeda DIY Group B.V., Term Loan B1, 2.899%, 06/29/15	188,692	0.0
EUR	347,668	Maxeda DIY Group B.V., Term Loan B2, 2.881%, 08/01/15	256,116	0.0
EUR	256,009	Maxeda DIY Group B.V., Term Loan C1, 3.389%, 06/27/16	188,593	0.0
EUR	347,471	Maxeda DIY Group B.V., Term Loan C2, 3.391%, 08/01/16	255,970	0.0
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	4,500,000		Party City Holdings Inc, Term Loan B, 5.750%, 07/27/19	$4,525,875	0.8
	2,540,455		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/14/19	2,430,369	0.5
	1,400,000		Savers, Term Loan B, 6.250%, 07/09/19	1,417,500	0.3
	1,466,325		Sleepy's Holdings, LLC, Term Loan, 7.250%, 03/19/19	1,477,322	0.3
	2,700,000	(1)	Supervalu, Real Estate Term Loan B, 08/15/18	2,704,641	0.5
	2,555,163		The Gymboree Corporation, Term Loan B, 5.000%, 02/23/18	2,475,669	0.5
	2,788,100		Toys "R" Us, Inc., Term Loan B-1, 6.000%, 09/01/16	2,723,277	0.5
	691,250		Toys "R" Us, Inc., Term Loan B-2, 5.250%, 05/25/18	660,835	0.1
	997,500		Toys "R" Us, Inc., Term Loan B-3, 5.250%, 05/25/18	953,610	0.2
EUR	4,410,961		Vivarte S.A.S., New Term B2 Finartex, 5.154%, 03/31/18	3,629,396	0.7
	2,743,125		Yankee Candle Company, Inc., Term Loan B, 5.250%, 04/02/19	2,763,271	0.5
				60,183,519	11.2
			Surface Transport: 1.2%
	1,450,350		Baker Tanks, Inc., Term Loan, 4.750%, 06/01/18	1,452,163	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Surface Transport (continued)
1,501,978	Inmar, Inc., Term Loan B, 6.500%, 08/04/17	$1,503,856	0.3
1,000,084	US Shipping Partners L.P., First Lien Term Loan, 9.200%, 08/07/13	957,330	0.2
2,493,750	Wabash National Corporation, Term Loan, 6.000%, 05/15/19	2,507,777	0.4
		6,421,126	1.2
	Telecommunications: 6.7%
7,399,081	Asurion, LLC, 1st Lien Term Loan, 5.500%, 05/24/18	7,429,913	1.4
3,792,727	Asurion, LLC, Add-On 1st Lien Term Loan, 5.500%, 05/24/18	3,808,532	0.7
1,649,682	Asurion, LLC, Second Lien Term Loan, 9.000%, 05/24/19	1,710,307	0.3
3,890,323	Global Tel*Link Corporation, First Lien Term Loan, 6.000%, 12/15/17	3,897,617	0.7
590,000	Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 02/27/17	594,278	0.1
600,000	Level 3 Financing, Inc, Term Loan 2019, 5.250%, 08/01/19	601,187	0.1
2,740,000	Level 3 Financing, Inc, Term Loan B III, 5.750%, 09/01/18	2,757,369	0.5
1,985,000	Neustar, Inc., Term Loan, 5.000%, 11/07/18	2,004,850	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,000,000	Syniverse Holdings, Inc., Term Loan B, 5.000%, 04/20/19	$3,000,939	0.6
549	tw telecom inc., Term Loan B-2 (Extended), 3.490%, 12/29/16	551	0.0
4,060,730	U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	3,916,066	0.7
2,000,000	Windstream Corporation, Term Loan B-3, 4.000%, 08/06/19	2,005,000	0.4
4,000,000	Zayo Group, LLC, Term Loan B, 7.125%, 07/02/19	4,058,332	0.8
		35,784,941	6.7
	Utilities: 6.3%
3,357,500	Calpine Corp, Term Loan B-1, 4.500%, 04/02/18	3,373,122	0.6
1,980,000	Calpine Corp, Term Loan B-2, 4.500%, 04/02/18	1,985,776	0.4
3,672,250	Dynegy Midwest Generation, LLC (CoalCo)., Term Loan, 9.250%, 08/04/16	3,817,172	0.7
3,672,250	Dynegy Power (GasCo), Term Loan, 9.250%, 08/04/16	3,857,904	0.7
2,500,000	EquiPower Resources Holdings, LLC, 1st Lien Term Loan, 6.500%, 12/29/18	2,514,583	0.5
2,969,924	Longview Power, LLC, Extended Term Loan, 7.250%, 10/31/17	2,531,861	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Utilities (continued)
836,956	Race Point Power, Race Point Power II Term Loan, 7.750%, 01/11/18	$830,678	0.2
19,292,525	Texas Competitive Electric Holdings Company LLC, Extended Term Loans, 4.768%, 10/10/17	13,134,988	2.4
1,643,913	TPF Generation Holdings, LLC, 2nd Lien Term Loan Facility, 4.711%, 12/15/14	1,623,364	0.3
		33,669,448	6.3
	Total Senior Loans ( Cost $741,427,825 )	727,314,074	135.1
OTHER CORPORATE DEBT: 0.0%
	Electronics/Electrical: 0.0%
4,678	Flextronics International, Ltd., A Term Loan, 2.482%, 10/01/14	4,658	0.0
5,551	Flextronics International, Ltd., A-1-A DD Term Loan, 2.482%, 10/01/14	5,528	0.0
		10,186	0.0
	Surface Transport: 0.0%
297,646	US Shipping Partners L.P., Second Lien Term Loan, 2.500%, 08/07/13	94,751	0.0
	Total Other Corporate Debt ( Cost $323,688 )	104,937	0.0
Shares		Borrower/ Tranche Description	Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 3.0%
1	@,X	AR Broadcasting	$—	0.0
231	@,X	AR Broadcasting (Warrants)	—	0.0
888,534	@,R,X	Ascend Media (Residual Interest)	—	0.0
	2,923,549	Carador Placing	2,755,445	0.5
2,609	@,X,(2)	Caribe Media Inc.	—	0.0
109,874	@	Cumulus Media, Inc. (Class A Common Shares)	304,351	0.1
10	@,X	Faith Media Holdings, Inc. (Residual Interest)	194,008	0.1
14,911	@,X	Global Garden (Class A1 Shares)	—	0.0
138,579	@,X	Global Garden (Class A3 Shares)	—	0.0
24,471	@,X	Glodyne Technoserve, Ltd.	26,805	0.0
748,143	@,X	GTS Corp.	—	0.0
29,687	@	Hawaiian Telcom	509,726	0.1
9,788	@	Mega Brands	84,413	0.0
372,090	@	Metro- Goldwyn- Mayer, Inc.	11,985,949	2.2
106,702	@,X	Northeast Biofuels (Residual Interest)	—	0.0
30,003	@,R,X	Safelite Realty Corporation	141,914	0.0
42,369	@,R,(2),(4)	SuperMedia, Inc.	156,766	0.0
19,404	@,X,(2)	U.S. Shipping Partners, L.P.	—	0.0
275,292	@,X,(2)	U.S. Shipping Partners, L.P. (Contingency Rights)	—	0.0
		Total Equities and Other Assets ( Cost $12,139,370 )	16,159,377	3.0
		Total Investments ( Cost $753,890,883 )	$743,578,388	138.1
		Liabilities in Excess of Other Assets	(205,176,897)	(38.1)
		Net Assets	$538,401,491	100.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING SENIOR INCOME FUND   AS OF AUGUST 31, 2012 (UNAUDITED) (CONTINUED)

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

R  Restricted Security

X  Fair value determined by ING Funds Valuation Committee appointed by the Board of Directors/Trustees.

^  This Senior Loan Interest is non-income producing.

(1)  Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

(3)  Loan is on non-accrual basis.

(4)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.

AUD  Australian Dollar

EUR  EU Euro

SEK  Swedish Krona

  Cost for federal income tax purposes is $754,549,899.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$13,457,434
Gross Unrealized Depreciation	(24,428,945)
Net Unrealized Depreciation	$(10,971,511)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 08/31/12
Asset Table
Investments, at fair value
Senior Loans	$—	$727,314,074	$—	$727,314,074
Other Corporate Debt	—	104,937	—	104,937
Equities and Other Assets	3,810,701	12,012,754	335,922	16,159,377
Total Investments, at fair value	$3,810,701	$739,431,765	$335,922	$743,578,388
Other Financial Instruments+
Forward foreign currency contracts	—	114,187	—	114,187
Total Assets	$3,810,701	$739,545,952	$335,922	$743,692,575
Liabilities Table
Other Financial Instruments+
Forward foreign currency contracts	$—	$(622,324)	$—	$(622,324)
Total Liabilities	$—	$(622,324)	$—	$(622,324)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

There were no transfers in or out of any Levels of the fair value hierarchy during the period ended August 31, 2012.

At August 31, 2012, the following forward foreign currency contracts were outstanding for the ING Senior Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	Australian Dollar	5,264,500	Sell	09/14/12	$5,329,253	$5,431,318	$(102,065)
State Street Bank	Australian Dollar	5,264,500	Sell	10/16/12	5,529,304	5,415,117	114,187
State Street Bank	EU Euro	8,834,500	Sell	09/14/12	10,837,904	11,114,801	(276,897)
State Street Bank	EU Euro	9,561,500	Sell	10/16/12	11,827,125	12,033,657	(206,532)
State Street Bank	Swedish Krona	1,963,900	Sell	09/14/12	263,175	296,672	(33,497)
State Street Bank	Swedish Krona	1,884,100	Sell	10/16/12	280,924	284,257	(3,333)
							$(508,137)

See Accompanying Notes to Financial Statements

ING Senior Income Fund

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Registrant's website at www.inginvestment.com; and (3) on the SEC's website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant's website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at (800) 992-0180.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co. LLC

230 Park Avenue

New York, New York 10169

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Institutional Investors and Analysts

Call ING Senior Income Fund

1-800-336-3436

Written Requests

Please mail all account inquiries and other comments to:

ING Senior Income Fund

c/o ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

SAR-USIF

(0812-102312)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 1, 2012

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 1, 2012